Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 6,809,485	$ 10,792,823
Accounts receivable, net	9,705	78,113
Other receivables and prepayments, net	128,423	89,520
Advances to suppliers (third parties) and a related party	386,241	238,776
Inventories, net	2,217,802	136,916
Other taxes receivable	281,373
Total Current Assets	9,833,029	11,336,148
Property and equipment, net	531,467	1,406,140
Intangible assets, net	3,698,569	3,809,849
Available-for-sale investments	1,500,043
Total Assets	15,563,108	16,552,137
CURRENT LIABILITIES:
Accounts payable	47,888	72,451
Advances from customers	313,167	106,521
Accrued expenses and other current liabilities	762,873	643,324
Warranty obligation	20,234	146,271
Due to related parties - trade		475
Due to related parties - short-term borrowings	1,536,720
Due to related parties - consideration payable to BTL		146,032
Total Current Liabilities	2,680,882	1,115,074
OTHER LIABILITIES
Warrants liability	1,729,111	1,499,362
Total Liabilities	4,409,993	2,614,436
Commitments and contingency
Shareholders' equity
Common shares, $0.002731 par value, 50,000,000 shares authorized, 17,312,586 shares issued and outstanding at December 31, 2017 and 2016	47,281	47,281
Additional paid-in capital	39,233,137	37,261,366
Accumulated deficit	(31,246,202)	(26,109,768)
Accumulated other comprehensive income	3,118,899	2,738,822
Total Equity	11,153,115	13,937,701
Total liabilities and equity	$ 15,563,108	$ 16,552,137